UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      831,123
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
BIG LOTS INC               COM            089302103    14850   341941 SH       SOLE                  341941      0    0
BJS WHOLESALE CLUB INC     COM            05548J106    12268   251300 SH       SOLE                  251300      0    0
CENTURYLINK INC            COM            156700106    45082  1085000 SH       SOLE                 1085000      0    0
CLINICAL DATA INC NEW      COM            18725U109     6060   200000 SH       SOLE                  200000      0    0
CLINICAL DATA INC NEW      COM            18725U109     6060   200000 SH  PUT  SOLE                  200000      0    0
CNA SURETY CORP            COM            12612L108     2523    99900 SH       SOLE                   99900      0    0
CVR ENERGY INC             COM            12662P108     1016    43882 SH       SOLE                   43882      0    0
DARLING INTL INC           COM            237266101    24354  1584508 SH       SOLE                 1584508      0    0
GENZYME CORP               COM            372917104   115832  1521000 SH  CALL SOLE                 1521000      0    0
GETTY RLTY CORP NEW        COM            374297109     3432   150000 SH  CALL SOLE                  150000      0    0
HSN INC                    COM            404303109     8228   256869 SH       SOLE                  256869      0    0
HUMANA INC                 COM            444859102     4896    70000 SH  PUT  SOLE                   70000      0    0
IRON MTN INC               COM            462846106    57588  1844000 SH       SOLE                 1844000      0    0
ISHARES INC                MSCI TAIWAN    464286731    35894  2415000 SH  PUT  SOLE                 2415000      0    0
LORILLARD INC              COM            544147101    17814   187500 SH  CALL SOLE                  187500      0    0
LUBRIZOL CORP              COM            549271104    66846   499000 SH       SOLE                  499000      0    0
MARATHON OIL CORP          COM            565849106    40356   757000 SH       SOLE                  757000      0    0
MARKET VECTORS ETF TR      AGRIBUS ETF    57060U605    17372   310000 SH  PUT  SOLE                  310000      0    0
MARSHALL & ILSLEY CORP NEW COM            571837103    97230 12169000 SH       SOLE                12169000      0    0
RETAIL HOLDRS TR           DEP REPT       76127U101    38679   365000 SH  PUT  SOLE                  365000      0    0
RETAIL VENTURES INC        COM            76128Y102     1898   110000 SH       SOLE                  110000      0    0
SELECT SECTOR SPDR TR      SBI CONS DISCR 81369Y407     9763   250000 SH  PUT  SOLE                  250000      0    0
SELECT SECTOR SPDR TR      SBI INT-FINL   81369Y605     8359   510000 SH  PUT  SOLE                  510000      0    0
SPDR S&P 500 ETF TR        TR UNIT        78462F103   155727  1174500 SH  PUT  SOLE                 1174500      0    0
SUNPOWER CORP              COM CL B       867652307     3330   200000 SH       SOLE                  200000      0    0
TCF FINL CORP              COM            872275102    11419   720000 SH       SOLE                  720000      0    0
UNIVERSAL AMERICAN CORP    COM            913377107    17475   762773 SH       SOLE                  762773      0    0
WALTER ENERGY INC          COM            93317Q105     6772    50000 SH       SOLE                   50000      0    0


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